Form N-1A Cover	May 10, 2026
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 23, 2026
Prospectus Date	Jun. 06, 2026